Employee Benefit Plans (Schedule of Amounts Recognized in Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Actuarial loss on plan assets and benefit obligations	$ 690	$ 76
Deferred tax benefit	267	29
Net change in plan assets and benefit obligations recognized in other comprehensive income	$ 423	$ 47